Related Party Transactions (Details Narrative) - USD ($)						1 Months Ended	3 Months Ended	6 Months Ended
	May 05, 2025	Apr. 04, 2025	Jan. 10, 2025	Jan. 10, 2025	Aug. 22, 2024	Aug. 22, 2024	Jul. 31, 2025	Jul. 31, 2025	Jan. 31, 2025	Apr. 28, 2025	Aug. 13, 2024
Related Party Transaction [Line Items]
Founder Shares issued									2,875,000
Founder Shares outstanding							2,875,000	2,875,000	2,875,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period								375,000	375,000
Debt Instrument, Face Amount					$ 200,000	$ 200,000				$ 500,000
Outstanding loan balance							$ 0	$ 0	$ 200,000
Administrative Fees Expense						$ 15,000		15,000
Monthly fee		$ 20,000	$ 20,000
Due to related party											$ 250,000
Retainer payments											100,000
Legal fees				$ 100,000				40,000	100,000
Working capital loans								1,500,000
Borrowings							0	0	$ 0
Payment to sponsor							45,806	60,000
Prepaid expenses							14,194	14,194
Retainer fee											50,000
Initial filing fee											50,000
Outstanding balance								350,000
Flat fee								10,000
Other payment								60,000
Prepaid expenses							$ 20,000	$ 20,000
Related party transactions description	On May 5, 2025, the Company engaged Celine to represent it in all corporate and securities compliance matters in connection with its initial business combination and agrees to pay the following fees: (i) an initial retainer fee of $50,000; (ii) $50,000 upon execution of the Business Combination Agreement (BCA) related to the SPAC merger; (iii) $50,000 upon filing Form F-4 with the SEC; (iv) $50,000 upon receipt of SEC comments and providing corresponding responses; and (v) an closing fee of $50,000.
Mr Hui Chen [Member]
Related Party Transaction [Line Items]
Due to related party											$ 350,000
Founder [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues					2,875,000
Stock Issued During Period, Value, New Issues					$ 25,000
Shares Issued, Price Per Share					$ 0.0087	$ 0.0087